Financial risk management objectives and policies (Details)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Borrowings, Percentage Bearing Fixed Interest, Percentage Rate	0.00%	31.00%
Net debt to adjusted book capitalisation plus net debt ratio	76.00%	164.00%
Minimum
Disclosure of detailed information about financial instruments [line items]
Net debt to adjusted book capitalisation plus net debt ratio	60.00%
Maximum
Disclosure of detailed information about financial instruments [line items]
Net debt to adjusted book capitalisation plus net debt ratio	80.00%